Other Real Estate Owned - Schedule of Other Real Estate Owned Segregated into Non-Covered and Covered Properties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	$ 41,486	$ 88,546
Real estate acquired for development or resale	11,556	9,206
Other foreclosed property	905	1,421
Total other real estate owned and foreclosed property	53,947	99,173
Non-covered Properties [Member]
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	18,614	28,072
Real estate acquired for development or resale	11,556	9,206
Other foreclosed property	81	93
Total other real estate owned and foreclosed property	30,251	37,371
Covered Properties [Member]
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	22,872	60,474
Other foreclosed property	824	1,328
Total other real estate owned and foreclosed property	$ 23,696	$ 61,802